NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

10) NET LOSS PER SHARE

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. The Company’s previously issued convertible notes contractually entitled the holders of such notes to participate in dividends but did not contractually require the holders to participate in the Company’s losses. As such, the two-class method is not applicable during periods with a net loss.

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, including the weighted average effect of prefunded warrants, and without consideration for potentially dilutive securities.

Diluted net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding, including the weighted average effect of the prefunded warrants, plus dilutive securities. Shares of common stock issuable upon exercise, conversion or vesting of stock options, restricted stock units, warrants and the outstanding Series A convertible preferred stock are considered potential shares of common stock and are included in the calculation of diluted net loss per share using the treasury method when their effect is dilutive. The Company’s convertible notes that were outstanding as of September 30, 2024 were also considered potential shares of common stock for the three and nine months ended September 30, 2024 and were included in the calculation of diluted net loss per share using the “if-converted” method as of such period, and the more dilutive of either the two-class method or the if-converted method was reported. There were no convertible notes outstanding as of September 30, 2025. Diluted net loss per share is the same as basic net loss per share for periods in which the effect of potentially dilutive shares of common stock is antidilutive.

The following table presents the number of shares subject to outstanding stock options, warrants, convertible notes and Series A convertible preferred stock that were excluded from the computation of diluted net loss per share of common stock for the three and nine months ended September 30, 2025 and 2024, as their effect was anti-dilutive (in thousands):

	Three and nine months ended September 30,
	2025	2024
Stock options	305	168
Warrants	32	1,359
Preferred stock converted into common stock	5	2
Convertible Notes converted into common stock	-	555
Total potential common shares excluded from computation	342	2,084

14)	Basic and Diluted Net Loss per Common Share

The following table sets forth the computation of the net loss per share attributable to common stockholders, basic and diluted (in thousands, except per share data):

	Years ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(44,555)	$(21,684)

Denominator:
Weighted average shares outstanding - basic and diluted	910	354

Net loss per common share - basic and diluted	$(48.96)	$(61.25)

Since the Company was in a net loss position for all periods presented, the net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive.

The following table presents the amount of stock options, warrants, convertible preferred stock, convertible notes and restricted stock units (“RSUs”) that were excluded from the computation of diluted net loss per share of common stock for the years ended December 31, 2024 and 2023, as their effect was anti-dilutive (in thousands):

	Years ended December 31,
	2024	2023
Stock options	175	26
Warrants	32	1,261
Preferred stock converted into common stock	2	1
Convertible Notes converted into common stock	-	525
RSUs	-	-
Total potential common shares excluded from computation	209	1,813